THE GROWTH FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Automobiles* – 2.0%
7,000	Tesla, Inc.	$ 4,810,400

Beverages – 1.1%
15,805	PepsiCo, Inc.	2,480,595

Biotechnology – 1.0%
9,640	Amgen, Inc.	2,328,446

Capital Markets – 1.9%
15,705	Raymond James Financial, Inc.	2,033,483
11,880	T. Rowe Price Group, Inc.	2,425,421

		4,458,904

Chemicals – 2.6%
21,095	RPM International, Inc.	1,826,616
9,655	The Scotts Miracle-Gro Co.	1,708,549
8,480	The Sherwin-Williams Co.	2,467,934

		6,003,099

Commercial Services & Supplies – 2.8%
14,265	Copart, Inc.*	2,096,955
55,730	Rollins, Inc.	2,136,131
16,620	Waste Management, Inc.	2,464,081

		6,697,167

Containers & Packaging – 0.8%
23,505	Ball Corp.	1,901,084

Electrical Equipment – 0.9%
6,700	Rockwell Automation, Inc.	2,059,714

Electronic Equipment, Instruments & Components – 2.9%
34,565	Amphenol Corp. Class A	2,505,617
11,715	CDW Corp/DE	2,147,945
23,685	Cognex Corp.	2,141,361

		6,794,923

Entertainment* – 2.6%
4,660	Netflix, Inc.	2,411,876
10,830	Take-Two Interactive Software, Inc.	1,878,139
183,560	Zynga, Inc. Class A	1,853,956

		6,143,971

Equity Real Estate Investment Trusts (REITs) – 1.0%
7,630	Public Storage	2,384,222

Health Care Equipment & Supplies – 2.1%
20,790	Abbott Laboratories	2,515,174
8,915	Stryker Corp.	2,415,430

		4,930,604

Health Care Providers & Services – 1.9%
7,655	Amedisys, Inc.*	1,995,046
5,820	UnitedHealth Group, Inc.	2,399,120

		4,394,166

Hotels, Restaurants & Leisure – 2.1%
10,320	McDonald’s Corp.	2,504,767
20,875	Starbucks Corp.	2,534,851

		5,039,618

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 8.5%
4,580	Alphabet, Inc. Class A	$ 12,340,947
21,515	Facebook, Inc. Class A	7,665,795

		20,006,742

Internet & Direct Marketing Retail – 7.5%
4,550	Amazon.com, Inc.*	15,140,534
35,975	eBay, Inc.	2,453,855

		17,594,389

IT Services – 7.7%
11,680	Broadridge Financial Solutions, Inc.	2,026,363
21,350	Fiserv, Inc.*	2,457,599
7,140	FleetCor Technologies, Inc.*	1,843,691
11,260	Jack Henry & Associates, Inc.	1,960,253
7,950	Mastercard, Inc. Class A	3,068,223
10,425	PayPal Holdings, Inc.*	2,872,400
15,590	Visa, Inc. Class A	3,841,220

		18,069,749

Life Sciences Tools & Services – 3.0%
15,820	Agilent Technologies, Inc.	2,424,098
1,380	Mettler-Toledo International, Inc.*	2,033,720
4,790	Thermo Fisher Scientific, Inc.	2,586,648

		7,044,466

Machinery – 1.0%
10,380	Illinois Tool Works, Inc.	2,352,835

Media* – 1.8%
58,725	Altice USA, Inc. Class A	1,804,619
3,430	Charter Communications, Inc. Class A	2,552,092

		4,356,711

Multiline Retail – 1.1%
10,825	Dollar General Corp.	2,518,328

Personal Products – 1.1%
7,685	The Estee Lauder Cos., Inc. Class A	2,565,484

Pharmaceuticals – 1.1%
12,415	Zoetis, Inc.	2,516,521

Road & Rail – 1.0%
10,650	Union Pacific Corp.	2,329,794

Semiconductors & Semiconductor Equipment – 4.7%
31,210	Micron Technology, Inc.*	2,421,272
21,460	NVIDIA Corp.	4,184,485
11,670	Skyworks Solutions, Inc.	2,153,232
12,445	Texas Instruments, Inc.	2,372,266

		11,131,255

Software – 16.1%
5,575	ANSYS, Inc.*	2,054,165
8,175	Autodesk, Inc.*	2,625,238
17,535	Cadence Design Systems, Inc.*	2,589,043
80,995	Microsoft Corp.	23,076,285
6,365	Palo Alto Networks, Inc.*	2,539,953
4,335	ServiceNow, Inc.*	2,548,503
10,140	Workday, Inc.*	2,376,816

		37,810,003

Specialty Retail – 2.4%
19,280	Floor & Decor Holdings, Inc. Class A*	2,352,353
10,070	The Home Depot, Inc.	3,304,873

		5,657,226

THE GROWTH FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 11.3%
169,350	Apple, Inc.	$ 24,701,391
24,830	NetApp, Inc.	1,976,220

		26,677,611

Textiles, Apparel & Luxury Goods – 2.1%
17,810	Nike, Inc. Class B	2,983,353
23,325	VF Corp.	1,870,665

		4,854,018

TOTAL COMMON STOCKS (Cost $128,357,439)		$225,912,045

Exchange Traded Fund – 3.0%
24,950	iShares Russell 1000 Growth ETF
(Cost $7,063,949)		$ 7,002,467

Shares	Dividend Rate	Value

Investment Company – 0.0%
State Street Institutional US Government Money Market Fund - Premier Class
46,979	0.025%	$ 46,979
(Cost $46,979)

TOTAL INVESTMENTS – 99.1% (Cost $135,468,367)		$232,961,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		2,119,789

NET ASSETS – 100.0%		$235,081,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Aerospace & Defense – 3.8%
34,500	General Dynamics Corp.	$ 6,763,035
17,000	Lockheed Martin Corp.	6,318,390

		13,081,425

Air Freight & Logistics – 1.8%
32,000	United Parcel Service, Inc. Class B	6,123,520

Banks – 8.2%
76,000	JPMorgan Chase & Co.	11,535,280
150,000	Truist Financial Corp.	8,164,500
146,000	U.S. Bancorp.	8,108,840

		27,808,620

Beverages – 2.1%
45,000	PepsiCo., Inc.	7,062,750

Biotechnology – 1.9%
27,000	Amgen, Inc.	6,521,580

Capital Markets – 8.0%
23,000	CME Group, Inc.	4,878,990
95,000	Morgan Stanley	9,118,100
58,000	Northern Trust Corp.	6,545,300
33,500	T. Rowe Price Group, Inc.	6,839,360

		27,381,750

Chemicals – 1.8%
55,000	Eastman Chemical Co.	6,199,600

Communications Equipment – 2.0%
123,000	Cisco Systems, Inc.	6,810,510

Containers & Packaging – 3.7%
107,500	International Paper Co.	6,209,200
99,500	Sonoco Products Co.	6,347,105

		12,556,305

Distributors – 2.0%
52,500	Genuine Parts Co.	6,663,300

Diversified Telecommunication Services – 3.3%
203,000	Verizon Communications, Inc.	11,323,340

Electric Utilities – 3.0%
97,000	Duke Energy Corp.	10,195,670

Electrical Equipment – 4.2%
46,000	Eaton Corp. PLC	7,270,300
69,000	Emerson Electric Co.	6,961,410

		14,231,710

Equity Real Estate Investment Trusts (REITs) – 4.0%
21,500	Public Storage	6,718,320
85,000	WP Carey, Inc.	6,858,650

		13,576,970

Food Products – 1.9%
106,000	Archer-Daniels-Midland Co.	6,330,320

Health Care Providers & Services – 3.9%
115,500	Cardinal Health, Inc.	6,858,390
78,000	CVS Health Corp.	6,424,080

		13,282,470

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.0%
28,000	McDonald’s Corp.	$ 6,795,880

Household Products – 2.0%
49,000	The Procter & Gamble Co.	6,969,270

Industrial Conglomerates – 1.9%
33,500	3M Co.	6,630,990

Insurance – 4.3%
123,000	MetLife, Inc.	7,097,100
119,500	Principal Financial Group, Inc.	7,424,535

		14,521,635

IT Services – 4.0%
44,500	International Business Machines Corp.	6,272,720
63,000	Paychex, Inc.	7,170,660

		13,443,380

Machinery – 3.8%
30,500	Caterpillar, Inc.	6,305,875
29,500	Illinois Tool Works, Inc.	6,686,765

		12,992,640

Media – 2.1%
202,500	The Interpublic Group of Cos., Inc.	7,160,400

Multi-Utilities – 2.8%
129,500	Dominion Energy, Inc.	9,695,665

Oil, Gas & Consumable Fuels – 6.4%
154,500	Chevron Corp.	15,729,645
118,000	ONEOK, Inc.	6,132,460

		21,862,105

Pharmaceuticals – 6.5%
50,000	Johnson & Johnson	8,610,000
85,000	Merck & Co., Inc.	6,533,950
166,000	Pfizer, Inc.	7,106,460

		22,250,410

Semiconductors & Semiconductor Equipment – 2.0%
35,000	Texas Instruments, Inc.	6,671,700

Specialty Retail – 2.0%
21,000	The Home Depot, Inc.	6,891,990

Textiles, Apparel & Luxury Goods – 1.9%
353,000	Hanesbrands, Inc.	6,445,780

TOTAL COMMON STOCKS (Cost $252,560,261)		$331,481,685

Exchange Traded Fund – 2.1%
45,000	iShares Russell 1000 Value Index Fund
(Cost $7,041,401)		$ 7,198,650

THE VALUE FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%
State Street Institutional US Government Money Market Fund - Premier Class
1,182,204	0.025%	$ 1,182,204
(Cost $1,182,204)

TOTAL INVESTMENTS – 99.8% (Cost $260,783,866)		$339,862,539

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		710,693

NET ASSETS – 100.0%		$340,573,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

THE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Air Freight & Logistics – 1.1%
40,165	CH Robinson Worldwide, Inc.	$ 3,581,513

Capital Markets – 5.0%
11,460	FactSet Research Systems, Inc.	4,094,429
15,385	Morningstar, Inc.	3,886,712
7,105	MSCI, Inc.	4,234,296
19,420	T. Rowe Price Group, Inc.	3,964,787

		16,180,224

Chemicals – 3.3%
33,580	FMC Corp.	3,591,381
43,015	RPM International, Inc.	3,724,669
19,740	The Scotts Miracle-Gro Co.	3,493,190

		10,809,240

Commercial Services & Supplies – 1.3%
111,790	Rollins, Inc.	4,284,911

Distributors – 1.2%
8,255	Pool Corp.	3,944,404

Electrical Equipment – 1.3%
13,270	Rockwell Automation, Inc.	4,079,463

Electronic Equipment, Instruments & Components – 6.3%
55,700	Amphenol Corp. Class A	4,037,693
22,255	CDW Corp.	4,080,454
46,205	Cognex Corp.	4,177,394
17,980	IPG Photonics Corp.*	3,922,517
7,425	Zebra Technologies Corp. Class A*	4,102,164

		20,320,222

Entertainment* – 2.3%
21,645	Take-Two Interactive Software, Inc.	3,753,676
366,065	Zynga, Inc. Class A	3,697,256

		7,450,932

Equity Real Estate Investment Trusts (REITs) – 2.5%
28,960	CoreSite Realty Corp.	4,002,562
23,145	Extra Space Storage, Inc.	4,030,470

		8,033,032

Food Products – 1.2%
21,980	The Hershey Co.	3,931,782

Health Care Equipment & Supplies – 6.2%
12,150	ABIOMED, Inc.*	3,974,751
51,060	Globus Medical, Inc. Class A*	4,246,660
13,560	Penumbra, Inc.*	3,610,079
9,455	Teleflex, Inc.	3,757,701
10,540	West Pharmaceutical Services, Inc.	4,339,634

		19,928,825

Health Care Providers & Services – 6.0%
15,565	Amedisys, Inc.*	4,056,551
67,445	Cardinal Health, Inc.	4,004,884
7,855	Chemed Corp.	3,739,137
30,120	Guardant Health, Inc.*	3,307,176
14,300	Laboratory Corp. of America Holdings*	4,234,945

		19,342,693

Hotels, Restaurants & Leisure – 2.8%
2,540	Chipotle Mexican Grill, Inc.*	4,733,137
8,240	Domino’s Pizza, Inc.	4,330,038

		9,063,175

Shares	Description	Value

Common Stocks – (continued)
Household Products – 2.5%
45,560	Church & Dwight Co., Inc.	$ 3,944,585
21,975	The Clorox Co.	3,975,058

		7,919,643

Interactive Media & Services* – 1.1%
23,070	Match Group, Inc.	3,674,359

IT Services – 8.9%
23,635	Broadridge Financial Solutions, Inc.	4,100,436
7,305	EPAM Systems, Inc.*	4,089,339
30,150	Euronet Worldwide, Inc.*	4,306,023
14,765	FleetCor Technologies, Inc.*	3,812,618
83,770	Genpact Ltd.	4,172,584
23,045	Jack Henry & Associates, Inc.	4,011,904
36,340	Paychex, Inc.	4,136,219

		28,629,123

Leisure Equipment & Products – 2.4%
38,825	Brunswick Corp.	4,053,330
28,660	Polaris, Inc.	3,756,466

		7,809,796

Life Sciences Tools & Services – 6.5%
25,835	Agilent Technologies, Inc.	3,958,697
8,620	Bio-Techne Corp.	4,156,909
15,730	IQVIA Holdings, Inc.*	3,896,321
2,795	Mettler-Toledo International, Inc.*	4,119,019
19,645	Repligen Corp.*	4,826,777

		20,957,723

Machinery – 5.0%
61,085	Donaldson Co., Inc.	4,043,216
51,190	Graco, Inc.	3,996,915
17,375	Nordson Corp.	3,929,009
35,190	The Toro Co.	4,002,511

		15,971,651

Professional Services – 2.4%
43,825	Booz Allen Hamilton Holding Corp.	3,760,623
43,150	CoStar Group, Inc.*	3,833,878

		7,594,501

Road & Rail – 2.4%
23,610	JB Hunt Transport Services, Inc.	3,977,105
23,885	Landstar System, Inc.	3,749,945

		7,727,050

Semiconductors & Semiconductor Equipment – 5.0%
31,765	Entegris, Inc.	3,832,129
10,545	Monolithic Power Systems, Inc.	4,737,447
21,315	Skyworks Solutions, Inc.	3,932,831
29,015	Teradyne, Inc.	3,684,905

		16,187,312

Software – 12.0%
11,095	ANSYS, Inc.*	4,088,064
28,020	Cadence Design Systems, Inc.*	4,137,153
33,090	Citrix Systems, Inc.	3,333,817
127,005	Dropbox, Inc. Class A*	3,999,387
147,780	NortonLifeLock, Inc.	3,667,900
10,170	Palo Alto Networks, Inc.*	4,058,338
27,245	Pegasystems, Inc.	3,477,552
27,510	PTC, Inc.*	3,726,229
13,840	Synopsys, Inc.*	3,985,782

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
8,495	Tyler Technologies, Inc.*	$ 4,184,977

		38,659,199

Specialty Retail – 4.9%
34,025	Best Buy Co., Inc.	3,822,709
19,065	Five Below, Inc.*	3,706,617
37,070	Floor & Decor Holdings, Inc. Class A*	4,522,911
20,940	Tractor Supply Co.	3,788,674

		15,840,911

Technology Hardware, Storage & Peripherals – 1.2%
46,790	NetApp, Inc.	3,724,016

Textiles, Apparel & Luxury Goods – 2.3%
37,785	Columbia Sportswear Co.	3,764,142
46,575	VF Corp.	3,735,315

		7,499,457

Trading Companies & Distributors* – 1.2%
22,505	SiteOne Landscape Supply, Inc.	3,933,424

TOTAL COMMON STOCKS (Cost $219,249,771)		$317,078,581

Exchange Traded Fund – 1.7%
47,970	iShares Russell Midcap Growth Index Fund
(Cost $4,796,297)		$ 5,482,491

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund - Premier Class
222,613	0.025%	$ 222,613
(Cost $222,613)

TOTAL INVESTMENTS – 100.1% (Cost $224,268,681)		$322,783,685

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(443,259)

NET ASSETS – 100.0%		$322,340,426

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE BOND FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 50.7%
Aerospace/Defense – 0.8%
Boeing Co.(a)
$ 5,000,000	5.805%		05/01/50	$ 6,780,992
Raytheon Technologies Corp.
2,000,000	5.700		04/15/40	2,826,680

				9,607,672

Auto Manufacturers – 2.7%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	4,194,942
BorgWarner, Inc.(a)
1,000,000	3.375		03/15/25	1,082,378
Daimler Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,493,875
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,158,650
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,674,500
General Motors Co.(a)
3,450,000	6.600		04/01/36	4,770,085
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,152,922
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,211,048
Toyota Motor Credit Corp.
1,800,000	0.350		10/14/22	1,803,479
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,777,760

				32,319,639

Banks – 7.1%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,290,770
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	7,413,701
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,506,680
3,500,000	4.450		09/29/27	4,036,482
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,584,713
JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	3,546,599
(3M USD LIBOR + 1.000%),
150,000	1.125	(c)	04/26/23	151,802
(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(c)	05/06/30	1,854,736
(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(c)	12/05/29	2,349,121
(3M USD LIBOR + 3.470%),
2,222,000	3.599	(a)(c)	12/29/49	2,233,104
(SOFR + 0.885%),
1,500,000	0.935	(a)(c)	04/22/27	1,521,036
KeyBank NA
5,700,000	3.400		05/20/26	6,262,901
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,298,041
Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	6,065,614
PNC Bank NA
2,500,000	2.950	(a)	01/30/23	2,590,269
3,830,000	4.050		07/26/28	4,464,956

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
$ 2,500,000	6.750%	07/29/49	$ 2,505,450
Truist Financial Corp.(a)
5,455,000	2.500	08/01/24	5,759,172
2,265,000	1.125	08/03/27	2,242,125
U.S. Bancorp(a)
2,050,000	3.600	09/11/24	2,231,753
UBS Group AG(a)(b)(c) (3M USD LIBOR + 0.954%)
2,750,000	2.859	08/15/23	2,817,629
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,814,859
1,500,000	4.650	11/04/44	1,883,369
5,000,000	4.750	12/07/46	6,416,551
Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	2,707,110

			86,548,543

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	7,323,869
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,880,762

			10,204,631

Biotechnology(a) – 0.3%
Amgen, Inc.
3,175,000	2.770	09/01/53	3,086,433

Chemicals(a) – 0.4%
Linde, Inc.
2,000,000	3.200	01/30/26	2,197,626
PPG Industries, Inc.
2,355,000	2.400	08/15/24	2,470,585

			4,668,211

Commercial Services – 1.2%
Emory University(a)
2,000,000	1.566	09/01/25	2,060,060
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,560,568
Northwestern University
1,000,000	4.643	12/01/44	1,342,630
The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	4,061,260

			14,024,518

Distribution/Wholesale(a) – 0.4%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	4,311,724

Diversified Financial Services – 3.9%
Air Lease Corp.(a)
2,500,000	3.000	09/15/23	2,612,634
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	1,099,160
American Express Co.(a)
3,115,000	3.125	05/20/26	3,415,050

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Blackstone Secured Lending Fund(a)
$ 4,200,000	3.625%		01/15/26	$ 4,475,357
Brookfield Finance, Inc.(a)
2,100,000	4.700		09/20/47	2,628,995
Capital One Bank USA NA(a)(c) (SOFR + 0.911%)
4,000,000	2.280		01/28/26	4,174,279
CDP Financial, Inc.(b)
1,000,000	3.150		07/24/24	1,078,902
CME Group, Inc.
1,685,000	3.000		09/15/22	1,736,408
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	5,360,953
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,742,984
Janus Capital Group, Inc.(a)
3,000,000	4.875		08/01/25	3,394,366
Legg Mason, Inc.
3,895,000	5.625		01/15/44	5,560,969
Owl Rock Capital Corp.(a)
2,000,000	3.400		07/15/26	2,102,110
The Charles Schwab Corp.
2,500,000	3.225		09/01/22	2,575,341

				46,957,508

Electrical Equipment – 4.1%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	3,217,170
Consumers Energy Co.(a)
3,290,000	3.950		07/15/47	3,984,865
Duke Energy Progress LLC(a)
2,000,000	2.800		05/15/22	2,027,360
Emerson Electric Co.
2,545,000	0.875	(a)	10/15/26	2,533,906
2,000,000	1.800	(a)	10/15/27	2,066,232
1,000,000	6.125		04/15/39	1,470,175
Entergy Louisiana LLC(a)
3,000,000	3.780		04/01/25	3,269,702
Gulf Power Co.(a)
1,250,000	4.550		10/01/44	1,476,421
Louisville Gas & Electric Co.(a)
1,850,000	4.650		11/15/43	2,347,948
National Grid USA
3,375,000	8.000		11/15/30	4,727,647
Ohio Power Co.
2,870,000	5.850		10/01/35	3,981,844
Pacific Gas and Electric Co.(a)
1,000,000	4.550		07/01/30	1,066,165
1,000,000	4.950		07/01/50	1,032,178
PacifiCorp
1,900,000	6.100		08/01/36	2,685,224
PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,363,416
Public Service Enterprise Group, Inc.(a)(b)
5,500,000	8.625		04/15/31	8,337,661
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,255,040

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Wisconsin Public Service Corp.(a)
$ 3,000,000	3.300%		09/01/49	$ 3,280,087

				50,123,041

Electronics(a) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,631,753

Food(a)(b) – 0.3%
Nestle Holdings, Inc.
3,870,000	0.625		01/15/26	3,828,171

Gas(a) – 0.9%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,751,516
Boston Gas Co.(b)
1,000,000	3.001		08/01/29	1,063,252
National Fuel Gas Co.
3,000,000	2.950		03/01/31	3,083,991
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,406,938

				11,305,697

Healthcare-Services – 2.6%
Adventist Health System(a)
7,000,000	2.952		03/01/29	7,470,823
Ascension Health
3,000,000	2.532	(a)	11/15/29	3,202,638
1,500,000	3.945		11/15/46	1,871,973
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,515,007
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,475,383
Mayo Clinic
2,600,000	3.774		11/15/43	3,095,935
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,156,315
4,990,000	3.823		06/01/27	5,657,704

				31,445,778

Insurance – 5.9%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	5,367,631
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,228,132
Assured Guaranty US Holdings, Inc.(a)
1,000,000	3.150		06/15/31	1,063,634
AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	3,334,438
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	5,312,227
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	3,008,669
5,000,000	1.750		11/15/30	4,874,772
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,945,333
Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,767,827
Loews Corp.
3,000,000	6.000		02/01/35	4,174,698

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
MassMutual Global Funding II(b)
$ 6,150,000	2.950%		01/11/25	$ 6,597,215
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,537,386
Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,386,182
Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,340,817
Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,107,814
Reinsurance Group of America, Inc.(a)
2,000,000	3.950		09/15/26	2,243,886
2,500,000	3.150		06/15/30	2,708,564
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,863,936
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	3,684,992
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,489,313
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,518,728
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,935,431

				71,491,625

Internet(a) – 0.3%
Booking Holdings, Inc.
1,750,000	3.600		06/01/26	1,946,871
TD Ameritrade Holding Corp.
1,225,000	2.750		10/01/29	1,329,234

				3,276,105

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,392,905

Media – 0.6%
Comcast Corp.
1,250,000	6.400		05/15/38	1,856,227
1,500,000	2.450	(a)	08/15/52	1,399,152
The Walt Disney Co.
1,000,000	7.125		04/08/28	1,331,692
ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,893,616

				7,480,687

Metals & Mining – 0.7%
Caterpillar Financial Services Corp.
4,680,000	0.450		09/14/23	4,693,273
The Timken Co.
2,750,000	6.875		05/08/28	3,428,793

				8,122,066

Miscellaneous Manufacturing – 0.7%
General Electric Co.
1,500,000	4.500		03/11/44	1,849,901
(3M USD LIBOR + 3.330%),
3,748,000	3.449	(a)(c)	12/29/49	3,668,355

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Siemens Financieringsmaatschappij NV(b)
$ 3,000,000	2.700%		03/16/22	$ 3,046,211

				8,564,467

Oil-Field Services – 3.4%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	3,040,537
1,360,000	7.375		08/15/47	1,635,400
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,385,507
4,000,000	3.543	(a)	04/06/27	4,451,486
Equinor ASA
1,795,000	6.800		01/15/28	2,302,685
HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,457,971
Phillips 66(a)
3,000,000	4.650		11/15/34	3,592,945
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,463,240
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,829,275
Tosco Corp.
2,095,000	8.125		02/15/30	3,072,807
Valero Energy Corp.(a)
6,000,000	2.850		04/15/25	6,360,726

				41,592,579

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,230,528
5,000,000	2.100	(a)	04/30/27	5,219,644
International Paper Co.
2,925,000	8.700		06/15/38	4,966,617

				12,416,789

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,767,875
CVS Pass-Through Trust(b)
2,398,168	7.507		01/10/32	3,049,461
Johnson & Johnson
4,970,000	5.950		08/15/37	7,386,227
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,787,986

				18,991,549

Pipelines – 2.3%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,526,502
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	3,496,975
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	5,480,494
Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,895,305
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	935,317
1,450,000	7.625		04/01/37	2,133,381
TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,885,017

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
$ 4,660,000	5.300%	03/15/77	$ 5,002,976

			27,355,967

Real Estate(a) – 4.3%
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,695,468
ERP Operating LP
1,505,000	2.850	11/01/26	1,619,111
Healthcare Realty Trust, Inc.
1,075,000	2.050	03/15/31	1,062,474
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,992,479
1,700,000	3.600	06/01/27	1,910,270
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,080,037
Office Properties Income Trust
4,000,000	4.250	05/15/24	4,288,652
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	5,145,194
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,338,730
2,800,000	4.450	03/15/24	3,022,677
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,546,715
Realty Income Corp.
2,400,000	0.750	03/15/26	2,376,482
SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,584,925
1,575,000	2.836	01/15/25	1,642,749
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	4,434,921
Simon Property Group LP
2,815,000	3.750	02/01/24	3,013,983
STORE Capital Corp.
2,000,000	4.500	03/15/28	2,287,367
Sun Communities Operating LP
1,000,000	2.700	07/15/31	1,023,260
Ventas Realty LP
2,910,000	3.500	02/01/25	3,135,557
VEREIT Operating Partnership LP
2,400,000	3.950	08/15/27	2,734,756
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,628,442
Weingarten Realty Investors
1,000,000	3.850	06/01/25	1,084,170

			52,648,419

Retail(a) – 0.1%
Advance Auto Parts, Inc.
1,135,000	1.750	10/01/27	1,141,064

Semiconductors(a) – 1.4%
Broadcom, Inc.(b)
1,000,000	1.950	02/15/28	1,007,751
3,500,000	3.469	04/15/34	3,722,207
Maxim Integrated Products, Inc.
5,016,000	3.375	03/15/23	5,217,034

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
QUALCOMM, Inc.
$ 2,930,000	3.250%		05/20/27	$ 3,238,532
Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,571,479

				16,757,003

Software(a) – 0.6%
Adobe, Inc.
2,000,000	2.150		02/01/27	2,106,081
Fidelity National Information Services, Inc.
2,500,000	1.150		03/01/26	2,503,032
salesforce.com, Inc.
2,850,000	1.950		07/15/31	2,897,884

				7,506,997

Telecommunications – 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
1,875,000	4.738		03/20/25	2,005,444
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,564,199

				7,569,643

Transportation – 1.2%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,634,425
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,725,478
1,310,000	2.450	(a)	05/01/50	1,214,499
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,763,375
2,500,000	6.125	(a)(e)	09/15/15	3,981,161
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,299,365
1,500,000	4.700		05/01/48	1,909,329
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	661,453

				15,189,085

TOTAL CORPORATE OBLIGATIONS (Cost $562,507,897)				$ 614,560,269

Asset-Backed Securities – 17.6%
Automotive(b) – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 2,180,000	2.970%		03/20/24	$ 2,259,911
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,404,117
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360		03/20/26	11,629,655
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380		08/20/27	4,160,186

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)
Avis Budget Rental Car Funding AESOP LLC Series2020-2A, Class A
$ 2,080,000	2.020%	02/20/27	$ 2,149,039
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,533,038
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,407,241
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,835,902

			35,379,089

Home Equity – 0.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
626,933	0.869	01/25/35	625,371
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
374,296	4.044	05/25/34	381,608
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
162,084	4.250	09/25/33	169,115
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
2,366,014	0.764	12/25/34	2,318,521
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
662,128	5.140	11/25/35	712,427
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
1,020,287	7.490	07/25/29	1,058,678

			5,265,720

Manufactured Housing – 0.0%
Green Tree Financial Corp. Series 1998-3, Class A5
6,302	6.220	03/01/30	6,302
Green Tree Financial Corp. Series 1998-3, Class A6(c)(g)
787	6.760	03/01/30	787
Mid-State Trust Series 2011, Class A1
133,087	4.864	07/15/38	140,205

			147,294

Other – 12.7%
AFN LLC Series 2019-1A, Class A1(b)
4,895,876	3.780	05/20/49	5,202,398
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
5,575,000	2.220	09/25/45	5,659,977
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
915,541	5.907	06/25/32	918,253
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
3,580,627	0.549	12/25/33	3,450,314
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)(b)
3,250,000	2.090	07/20/51	3,249,622
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD LIBOR + 0.400%)
423,487	0.489	02/25/37	404,350
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	4,025,280

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
$ 6,272,500	4.118%	07/25/47	$ 6,771,415
FCI Funding LLC Series 2021-1A, Class A(b)
2,014,468	1.130	04/15/33	2,017,070
Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
4,880,897	2.260	11/19/40	4,957,224
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
2,553,256	2.342	08/25/44	2,476,819
Home Partners of America Trust Series 2019-1, Class A(b)
7,163,584	2.908	09/17/39	7,414,115
Invitation Homes Trust Series 2018-SFR2, Class A(b)(c) (1M USD LIBOR + 0.900%)
4,032,407	0.993	06/17/37	4,040,135
LFS LLC Series 2021-A, Class A(b)
1,376,854	2.460	04/15/33	1,378,150
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
160,670	0.709	08/25/33	158,233
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,149,956	2.980	01/15/45	2,196,841
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,900,951	4.060	01/15/45	4,987,465
NP SPE II LLC Series 2016-1A, Class A1(b)
1,983,148	4.164	04/20/46	2,074,157
OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,512,955
PEAR Series 2020-1, Class A(b)
4,392,217	3.750	12/15/32	4,394,986
Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/17/37	1,032,147
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	3,028,828
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,990,000	2.841	01/30/51	4,168,034
SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,995,000	2.394	04/25/51	2,035,020
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
813,309	0.990	11/20/37	813,438
STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD LIBOR + 0.600%)
3,324,227	0.690	04/17/38	3,324,227
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
6,985,804	3.242	01/01/31	7,548,223
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
232,084	1.214	06/25/33	233,785
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(f)
67,823	5.750	06/25/35	71,561
Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
5,000,000	4.163	07/15/40	5,038,048
Tif Funding II LLC Series 2020-1A, Class A(b)
2,141,875	2.090	08/20/45	2,165,299
Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(g)
4,091,574	3.250	11/25/60	4,119,291

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(g)
$ 250,118	3.000%	08/25/55	$ 252,366
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
496,517	2.250	04/25/56	498,144
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,922,272
Towd Point Mortgage Trust Series 2018-2, Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,894,926
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,349,886
Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	10,679,155
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,525,386	3.820	04/17/49	4,761,628
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	3,115,078
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,807,292	2.110	09/20/45	5,891,846
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
485,836	1.860	03/20/46	486,711
TVEST 2021A LLC Series 2021-A, Class A(b)
3,000,000	2.350	09/15/33	3,000,000
Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	8,323,191
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,835,000	3.783	06/15/49	3,029,708
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,250,000	2.370	06/15/51	1,271,400

			154,343,971

Student Loan – 1.5%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
350,236	2.890	06/25/40	351,739
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
799,168	2.850	05/27/42	809,192
Massachusetts Educational Financing Authority Series 2018-A, Class A
2,152,898	3.850	05/25/33	2,294,015
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
2,058,057	2.650	12/15/28	2,094,504
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
393,929	3.190	02/18/42	398,992
Navient Private Education Refi Loan Trust Series 2020-HA, Class A(b)
3,544,941	1.310	01/15/69	3,575,360
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
494,703	2.740	10/25/32	499,881
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
655,441	2.490	01/25/36	660,944
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
4,134,947	3.590	01/25/48	4,271,251
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
1,787,181	1.589	01/25/36	1,801,919

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
$ 1,342,276	0.689%	01/25/46	$ 1,334,674

			18,092,471

TOTAL ASSET-BACKED SECURITIES (Cost $206,353,899)			$ 213,228,545

Mortgage-Backed Obligations – 10.8%
Collateralized Mortgage Obligations – 9.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(g)
$ 3,779	2.419%	04/25/35	$ 3,774
Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(g)
559,979	3.500	11/25/44	564,948
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
291,206	3.500	03/25/46	295,557
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
7,374	5.500	11/25/20	6,542
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
4,000,000	2.500	06/25/51	4,100,000
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
1,069,606	2.873	11/25/35	876,428
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
201,082	5.750	01/25/34	203,407
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
443,950	6.750	08/25/34	473,949
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
66,825	2.908	12/25/35	63,285
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
48,983	2.917	04/25/37	46,938
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(g)
222,308	3.500	06/25/58	224,864
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,243	5.250	09/25/19	12,264
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
9,254	6.500	08/25/32	9,377
Countrywide Home Loans Trust Series 2005-27, Class 2A1
422,392	5.500	12/25/35	272,825
Countrywide Home Loans Trust Series 2005-6, Class 2A1
91,150	5.500	04/25/35	88,383
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
587,584	0.629	03/25/35	571,782
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
123,688	5.250	07/25/33	127,904
CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
5,415,331	2.500	07/25/28	5,511,431
CSMC Trust Series 2014-WIN2, Class A3(b)(c)(g)
571,089	3.500	10/25/44	581,174
CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
800,324	3.500	10/25/47	816,962

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
$ 824,883	3.000%	06/25/43	$ 842,134
FHLMC REMIC Series 1579, Class PM
16,901	6.700	09/15/23	17,765
FHLMC REMIC Series 2103, Class TE
26,414	6.000	12/15/28	30,163
FHLMC REMIC Series 2110, Class PG
138,573	6.000	01/15/29	156,528
FHLMC REMIC Series 2391, Class Z
389,480	6.000	12/15/31	447,377
FHLMC REMIC Series 2603, Class C
48,077	5.500	04/15/23	49,264
FHLMC REMIC Series 4088, Class EP
490,616	2.750	09/15/41	499,922
FHLMC REMIC Series 4272, Class DG
379,038	3.000	04/15/43	389,150
FHLMC REMIC Series 4370, Class PA
257,096	3.500	09/15/41	267,037
FHLMC REMIC Series 4710, Class WA
38,337	3.500	03/15/44	38,550
FHLMC REMIC Series 4729, Class AG
772,842	3.000	01/15/44	776,156
FHLMC REMIC Series 4770, Class JH
330,966	4.500	10/15/45	338,217
FHLMC REMIC Series 4792, Class AC
310,465	3.500	05/15/48	321,653
FHLMC REMIC Series 4840, Class MB
7,526,438	4.500	09/15/46	7,712,608
FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,359,684
FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	6,296,306
FHLMC REMIC Series 5081, Class QA
826,979	2.000	12/25/50	848,856
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
771,609	5.500	05/25/35	666,153
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
937,625	3.500	04/25/48	941,047
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
1,950,357	3.500	10/25/49	1,993,173
FNMA REMIC Series 2001-45, Class WG
33,734	6.500	09/25/31	38,239
FNMA REMIC Series 2003-117, Class KB
1,670,328	6.000	12/25/33	1,962,642
FNMA REMIC Series 2003-14, Class AP
13,984	4.000	03/25/33	14,571
FNMA REMIC Series 2004-53, Class NC
77,521	5.500	07/25/24	80,392
FNMA REMIC Series 2015-2, Class PA
1,801,091	2.250	03/25/44	1,860,944
FNMA REMIC Series 2015-30, Class JA
1,379,539	2.000	05/25/45	1,426,372
FNMA REMIC Series 2016-16, Class PD
1,054,582	3.000	12/25/44	1,087,404
FNMA Series 2003-W6, Class 3A
66,317	6.500	09/25/42	77,398

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2015-167, Class KM
$ 117,129	3.000%	12/20/43	$ 124,185
GNMA REMIC Series 2015-94, Class AT
625,442	2.250	07/16/45	653,536
GNMA REMIC Series 2016-129, Class W
310,437	2.500	07/20/46	322,162
GNMA REMIC Series 2018-37, Class KT
823,367	3.500	03/20/48	883,527
GNMA REMIC Series 2021-116, Class LG
10,000,000	2.000	06/20/51	10,214,062
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
314,198	0.429	12/25/34	317,153
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
72,156	2.119	06/25/34	73,410
Impac CMB Trust Series 2003-2F, Class A(f)
126,956	5.730	01/25/33	132,464
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
299,990	0.729	09/25/34	293,357
Impac CMB Trust Series 2004-4, Class 2A2(f)
1,387,906	5.176	09/25/34	1,453,887
Impac Secured Assets Corp. Series 2004-2, Class A6(f)
2,673	4.558	08/25/34	2,697
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
859,324	6.000	03/25/36	662,935
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
147,332	3.012	04/25/37	138,663
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
802,219	3.359	07/25/43	823,261
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
931,701	3.000	06/25/29	952,405
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
2,055,211	3.500	08/25/47	2,086,093
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
443,328	3.500	11/25/48	448,052
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
1,402,909	3.500	12/25/48	1,418,002
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
3,000,000	2.500	12/25/51	3,056,719
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
4,900,672	2.500	11/25/51	5,030,304
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
220,314	1.603	07/25/33	221,865
Master Alternative Loans Trust Series 2004-4, Class 1A1
65,247	5.500	05/25/34	67,263
Master Alternative Loans Trust Series 2004-4, Class 8A1
475,122	6.500	05/25/34	494,420
Master Alternative Loans Trust Series 2004-9, Class A6(f)
58	5.643	08/25/34	58
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
373,842	3.500	03/25/48	376,525
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
103,304	1.580	03/25/33	105,391

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
$ 497,347	5.326%	11/25/35	$ 422,598
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
558,280	6.000	08/25/37	344,456
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
3,346,896	4.000	08/27/57	3,582,823
OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
326,373	4.000	05/27/49	332,352
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
5,000,000	2.500	06/25/51	5,133,815
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
53,658	2.350	05/25/38	53,486
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
5,144,987	2.500	07/25/51	5,276,184
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
191,337	4.218	11/25/21	160,127
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
7,737	3.824	07/25/35	7,779
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
137,087	0.589	07/25/35	103,683
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,811	5.000	08/25/19	5,981
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
77,930	5.500	11/25/35	76,375
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
2,752,552	3.000	07/25/56	2,888,430
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,316,562
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
239,103	0.704	11/20/34	236,323
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
848,434	1.874	02/25/43	854,046
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,686,487	2.500	05/25/43	1,719,452
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
890,497	3.000	11/25/30	911,151
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
968,293	3.500	11/25/46	989,150
Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(g)
366,707	3.500	02/25/47	366,910
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
847,130	3.500	08/25/47	864,231
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
2,184,043	3.500	09/25/47	2,228,098
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
746,774	3.500	02/25/48	760,816
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
1,447,354	3.500	10/25/47	1,468,861

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
$ 290,074	2.659%		10/25/34	$ 303,014
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
60,772	2.386		04/25/34	60,920
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
147,276	2.379		10/25/33	150,901
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
133,281	2.744		11/25/33	136,822
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
92,682	2.464		11/25/33	91,926
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
2,087,847	3.500		08/20/45	2,119,042
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
1,394,052	3.500		01/20/46	1,416,325

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,563,410)				$ 113,126,534

Commercial Mortgage Obligations – 0.6%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 889,873	3.147%		02/10/47	$ 899,038
GNMA REMIC Series 2013-68, Class B(c)(g)
1,040,000	2.500		08/16/43	1,067,430
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
2,603,726	2.579		03/10/49	2,641,304
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,530,666	2.739		04/15/48	2,529,998

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $7,084,104)				$ 7,137,770

Federal Agencies – 0.9%
FHLMC
$ 73,956	7.000%		05/01/26	$ 79,719
14,027	7.500		12/01/30	16,767
22,107	7.500		01/01/31	26,035
42,885	7.000		08/01/31	50,344
494,051	5.000		05/01/33	562,913
721,668	4.000		06/01/42	800,132
555,465	3.000		06/01/45	574,925
(1 Year CMT + 2.229%),
61,384	2.354	(c)	05/01/34	65,365
(12M USD LIBOR + 1.600%),
1,262,672	2.743	(c)	07/01/45	1,323,867
(12M USD LIBOR + 1.841%),
73,359	2.268	(c)	01/01/36	73,644
FNMA
7,522	9.000		02/01/25	7,591
581,623	2.500		05/01/28	613,587
3,001	8.000		07/01/28	3,026
236,447	4.500		01/01/48	249,063
1,092,934	2.500		06/01/51	1,123,968
(12M USD LIBOR + 1.590%),
307,590	2.679	(c)	12/01/45	321,734
(12M USD LIBOR + 1.740%),
40,974	2.240	(c)	10/01/34	40,946

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA – (continued)
(12M USD LIBOR + 1.760%),
$ 61,951	2.135	%(c)	02/01/35	$ 62,151
(6M USD LIBOR + 1.413%),
15,742	1.663	(c)	02/01/33	15,815
GNMA
3,185	8.000		02/15/22	3,205
11,186	7.500		08/20/25	12,032
47,390	7.500		07/20/26	52,464
29,790	6.500		04/15/31	33,305
70,401	6.500		05/15/31	78,707
1,352,438	2.500		06/20/31	1,392,225
172,359	5.000		02/20/49	181,589
UMBS
5,408	6.500		03/01/26	6,079
12,737	6.500		10/01/28	14,319
9,525	7.500		09/01/29	9,625
22,428	7.000		03/01/31	23,501
4,183	7.500		03/01/31	4,684
14,425	7.000		11/01/31	15,011
25,726	7.000		01/01/32	26,171
39,457	6.000		12/01/32	44,275
1,304,724	3.500		08/01/35	1,404,594
1,776,221	5.000		08/01/48	1,981,610

				11,294,988

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $129,585,040)				$ 131,559,292

Municipal Bond Obligations – 9.4%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%		07/01/22	$ 1,319,021

California – 1.9%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685		10/01/40	5,733,066
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
5,000,000	0.000		08/01/38	3,074,776
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536		10/01/29	3,321,516
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223		08/01/38	1,972,916
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507		08/01/43	4,679,714
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414		08/01/27	3,894,262

				22,676,250

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800		06/01/23	734,606

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
$ 3,500,000	3.743%	09/15/25	$ 3,918,752

Hawaii(a) – 0.2%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,971,954

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,114,584
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,621,318

			5,735,902

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,866,487
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,256,051
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,151,181

			5,273,719

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	1,092,339

Kentucky – 0.7%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,330,009
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	3,043,830

			8,373,839

Michigan – 0.5%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	2,008,873
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,259,942
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,505,366

			5,774,181

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,530,099
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	3,005,851

			4,535,950

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri(a) – 0.6%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
$ 2,500,000	5.792%	11/01/41	$ 3,755,979
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,019,928

			6,775,907

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,998,427

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,319,827

New York(a) – 0.5%
New York GO Build America Bonds Series 2010
1,055,000	5.008	06/01/22	1,094,795
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,946,280
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,141,599

			6,182,674

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,938,864
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,795,996
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,426,957
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	3,069,481

			10,231,298

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	580,466
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,461,254

			2,041,720

Pennsylvania(a) – 0.5%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,665,669

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania(a) – (continued)
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
$ 3,000,000	6.495%	09/15/28	$ 3,984,089

			5,649,758

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,122,347

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,316,345
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	5,295,760

			7,612,105

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,303,961

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $101,589,248)			$ 113,644,537

U.S. Treasury Obligations – 7.7%
United States Treasury Bonds
$ 5,000,000	2.500%	02/15/45	$ 5,592,969
5,000,000	2.500	02/15/46	5,605,078
United States Treasury Inflation Indexed Bond
8,337,210	0.750	02/15/42	10,478,831
United States Treasury Inflation Indexed Note
5,570,600	0.375	01/15/27	6,287,887
United States Treasury Notes
2,000,000	2.375	01/31/23	2,066,797
10,000,000	1.625	04/30/23	10,254,297
5,000,000	1.375	08/31/23	5,121,875
12,500,000	0.125	09/15/23	12,478,516
2,500,000	0.250	11/15/23	2,501,270
5,000,000	2.250	01/31/24	5,247,070
10,000,000	2.125	03/31/24	10,485,156
6,000,000	2.875	05/31/25	6,538,125
8,000,000	1.500	08/15/26	8,310,937
2,000,000	2.250	02/15/27	2,158,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,399,908)			$ 93,127,089

Agency Debentures – 2.3%
FHLMC
$10,000,000	0.250%	11/06/23	$ 10,000,934
FNMA
5,550,000	1.625	10/15/24	5,768,713
6,400,000	0.420 (a)	11/18/24	6,405,098
1,500,000	0.400 (a)	11/25/24	1,500,827

THE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
FNMA – (continued)
$ 5,000,000	0.750%	10/08/27	$ 4,943,665

TOTAL AGENCY DEBENTURES (Cost $28,418,849)			$ 28,619,237

Shares		Dividend Rate	Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund - Premier Class
(Cost $13,194,768)		0.025%	$ 13,194,768

TOTAL INVESTMENTS – 99.6% (Cost $1,131,049,609)			$1,207,933,737

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			5,122,995

NET ASSETS – 100.0%			$1,213,056,732

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2021. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
ASA	— Allmennaksjeselskap (Norwegian Public Company)
AG	— Aktiengesellschaft (German Corporation)
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NA	— National Association
NV	— Naamloze Vennootschap (Dutch Public Company)
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
UMBS	— Uniform Mortgage Backed Securities

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 44.0%
Collateralized Mortgage Obligations – 30.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 542	2.419%	04/25/35	$ 541
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
2,850	2.809	09/20/34	2,895
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
72,869	2.626	11/25/33	71,325
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
32,355	3.241	11/25/34	31,645
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
434,377	0.941	02/25/49	434,975
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
361,391	1.724	02/25/55	365,604
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
15,425	2.723	09/25/34	15,343
Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
500,000	0.938	05/25/66	499,996
Fannie Mae Grantor Trust Series 2011-T2, Class A1
561,144	2.500	08/25/51	579,434
FHLMC REMIC Series 3753, Class AS
419,494	3.500	11/15/25	441,141
FHLMC REMIC Series 3786, Class HL
84,846	3.500	03/15/38	85,379
FHLMC REMIC Series 4636, Class EA
84,595	3.000	03/15/41	84,859
FHLMC REMIC Series 5072, Class MY
945,757	1.000	12/25/50	931,860
FHLMC REMIC PAC Series 2022, Class PE
7,367	6.500	01/15/28	8,263
FHLMC REMIC PAC Series 2109, Class PE
18,700	6.000	12/15/28	21,259
FHLMC REMIC PAC Series 23, Class PK
18,569	6.000	11/25/23	19,457
FHLMC REMIC PAC Series 4689, Class HA
37,059	3.500	06/15/43	37,171
FHLMC REMIC Series 2010-109, Class M
498,566	3.000	09/25/40	525,221
FHLMC REMIC Series 2012-112, Class AP
76,581	2.000	09/25/40	76,857
FHLMC REMIC Series 3816, Class HA
1,035,710	3.500	11/15/25	1,091,710
FHLMC REMIC Series 4640, Class LD
76,916	4.000	09/15/43	77,674
FHLMC REMIC Series 4713, Class DV
516	3.500	11/15/28	516
FHLMC REMIC Series 4879, Class A
15,647	4.000	10/15/46	15,664
FHLMC REMIC Series 5005, Class CA
308,859	2.000	04/25/41	312,847
FNMA REMIC PAC Series 1992-129, Class L
1,940	6.000	07/25/22	1,964
FNMA REMIC PAC Series 1992-89, Class MA(d)
452	0.000	06/25/22	451

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1991-137, Class H
$ 120	7.000%	10/25/21	$ 121
FNMA REMIC Series 1993-182, Class FA(a) (10 Year CMT – 0.650%)
1,524	0.710	09/25/23	1,522
FNMA REMIC Series 2003-117, Class KB
309,567	6.000	12/25/33	363,743
FNMA REMIC Series 2003-14, Class AP
18,802	4.000	03/25/33	19,591
FNMA REMIC Series 2011-146, Class NB
125,476	4.000	09/25/41	129,371
FNMA REMIC Series 2012-100, Class WA
368,118	1.500	09/25/27	374,672
FNMA REMIC Series 2012-110, Class CA
317,269	3.000	10/25/42	338,461
FNMA REMIC Series 2012-118, Class EB
384,093	1.500	11/25/27	392,359
FNMA REMIC Series 2013-112, Class G
279,349	2.125	07/25/40	286,129
FNMA REMIC Series 2013-135, Class GA
568,969	3.000	07/25/32	589,792
FNMA REMIC Series 2013-74, Class YA
380,203	3.000	05/25/42	393,978
FNMA REMIC Series 2015-15, Class CA
553,903	3.500	04/25/35	602,595
FNMA REMIC Series 2015-19, Class CA
311,593	3.500	01/25/43	320,669
FNMA REMIC Series 2015-2, Class PA
280,074	2.250	03/25/44	289,381
FNMA REMIC Series 2016-104, Class BA
361,273	3.000	01/25/47	386,391
FNMA REMIC Series 2016-24, Class TA
190,063	3.000	04/25/42	193,452
FNMA REMIC Series 2016-53, Class BV
620,806	3.500	11/25/27	661,380
FNMA REMIC Series 2016-96, Class A
413,811	1.750	12/25/46	421,867
FNMA REMIC Series 2017-46, Class EA
350,860	3.500	12/25/50	361,349
FNMA REMIC Series 2017-51, Class EA
43,509	3.000	11/25/42	43,794
FNMA REMIC Series 2017-7, Class JA
268,795	2.000	02/25/47	274,151
FNMA REMIC Series 2019-10, Class PT
399,007	3.500	03/25/49	436,172
FNMA REMIC Series 2019-68, Class B
506,594	3.000	11/25/49	537,827
FNMA REMIC Series 2020-35, Class MA
510,827	2.000	12/25/43	524,277
FNMA REMIC Series 2020-56, Class AH
1,081,308	2.000	05/25/45	1,110,054
GNMA REMIC Series 2009-65, Class AF
20,389	4.000	07/20/39	21,248
GNMA REMIC Series 2010-14, Class PA
7,825	3.000	02/20/40	8,028
GNMA REMIC Series 2012-13, Class EG
491,073	2.000	10/20/40	499,218

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2013-188, Class LE
$ 705,588	2.500%	11/16/43	$ 739,628
GNMA REMIC Series 2014-131, Class DM
128,057	3.000	02/20/44	132,369
GNMA REMIC Series 2015-65, Class BD
345,778	2.250	05/20/45	360,503
GNMA REMIC Series 2015-94, Class AT
279,407	2.250	07/16/45	291,958
GNMA REMIC Series 2019-21, Class MA
455,971	3.500	09/20/47	491,833
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
344,727	1.382	09/27/60	346,289
840,455	1.017	07/25/61	842,045
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1M USD LIBOR + 0.440%)
40,603	0.529	05/25/35	38,580
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
231,203	2.935	01/25/36	235,345
Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
297,497	1.657	05/25/65	299,330
Impac CMB Trust Series 2003-2F, Class A(e)
78,592	5.730	01/25/33	82,002
Impac CMB Trust Series 2003-8, Class 2A1(a) (1M USD LIBOR + 0.900%)
4,203	0.989	10/25/33	4,228
Impac CMB Trust Series 2004-7, Class 1A1(a) (1M USD LIBOR + 0.740%)
37,318	0.829	11/25/34	37,692
Impac CMB Trust Series 2005-2, Class 2A2(a) (1M USD LIBOR + 0.800%)
45,200	0.889	04/25/35	44,454
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD LIBOR + 0.700%)
106,222	0.789	05/25/36	105,932
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
37,452	2.869	10/25/34	36,975
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
195,501	3.500	10/25/46	199,593
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD LIBOR + 0.540%)
86,056	0.629	12/25/35	84,518
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
40,798	2.699	04/21/34	40,872
Master Alternative Loans Trust Series 2004-9, Class A6(e)
12	5.643	08/25/34	13
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
610,644	1.153	04/25/65	610,086
MortgageIT Trust Series 2005-1, Class 1A1(a) (1M USD LIBOR + 0.640%)
257,893	0.729	02/25/35	258,079
MortgageIT Trust Series 2005-1, Class 1A2(a) (1M USD LIBOR + 0.780%)
221,826	0.869	02/25/35	222,646
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
13,142	3.217	09/25/34	13,532

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
$ 7	6.250%		12/25/23	$ 7
Sequoia Mortgage Trust Series 10, Class 1A(a) (1M USD LIBOR + 0.800%)
15,749	0.884		10/20/27	15,922
Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1M USD LIBOR + 0.660%)
29,406	0.744		06/20/33	29,280
Sequoia Mortgage Trust Series 2013-1, Class 2A1(a)(b)
325,616	1.855		02/25/43	325,854
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(c)
11,259	3.500		02/25/47	11,265
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
133,605	2.379		10/25/33	136,894
Vendee Mortgage Trust Series 1996-2, Class 1Z
33,044	6.750		06/15/26	36,814
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
669,826	1.031		02/25/66	670,054

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,350,553)				$22,060,235

Commercial Mortgage Obligation – 0.3%
GNMA REMIC Series 2010-141, Class B
$ 179,473	2.717%		02/16/44	$ 181,991

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $176,977)				$ 181,991

Federal Agencies – 13.3%
FHLMC
$ 2,624	6.000%		10/01/23	$ 2,942
13,643	5.000		05/01/27	14,913
171,152	2.500		04/01/28	179,326
(12M USD LIBOR + 1.599%),
249,758	2.637	(a)	07/01/46	261,104
(12M USD LIBOR + 1.600%),
254,891	2.743	(a)	07/01/45	267,244
FNMA
608,702	3.500		10/01/26	643,886
295,905	3.500		12/01/27	316,731
312,815	2.500		03/01/28	330,001
637,077	2.500		05/01/28	672,083
367,183	2.500		07/01/28	383,721
331,214	3.000		09/01/28	348,545
206,348	2.500		01/01/30	213,441
271,616	3.500		10/01/32	293,497
452,968	3.000		08/01/33	470,130
(12M USD LIBOR + 1.590%),
156,534	2.679	(a)	12/01/45	163,732
(12M USD LIBOR + 1.740%),
19,106	2.240	(a)	10/01/34	19,093
GNMA,
(1 Year CMT + 1.500%)
44	2.125	(a)	11/20/24	45
121	3.000	(a)	12/20/24	122
2,623	2.875	(a)	04/20/26	2,662
1,738	2.250	(a)	08/20/26	1,751
3,070	2.000	(a)	01/20/28	3,166
UMBS
349,334	3.000		11/01/26	367,741
297,499	3.000		12/01/26	313,467
574,174	2.500		01/01/28	604,201
4,371	7.000		11/01/31	4,549
338,140	5.000		02/01/32	370,158

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS – (continued)
$ 80,416	6.000%	07/01/33	$ 90,547
519,719	3.500	07/01/34	563,321
1,122,342	2.500	07/01/35	1,175,684
299,937	3.500	08/01/35	322,895
1,191,935	2.000	10/01/35	1,238,555

TOTAL FEDERAL AGENCIES (Cost $9,445,294)			$ 9,639,253

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $30,972,824)			$31,881,479

U.S. Treasury Obligations – 30.5%
United States Treasury Inflation Indexed Notes
$1,161,951	0.125%	04/15/22	$ 1,190,432
1,083,470	0.625	04/15/23	1,146,637
1,153,410	0.625	01/15/24	1,246,832
United States Treasury Notes
500,000	1.375	10/15/22	507,656
1,000,000	0.125	01/15/24	996,719
1,000,000	2.250	11/15/24	1,059,883
1,000,000	1.500	11/30/24	1,035,703
1,750,000	2.125	11/30/24	1,848,506
500,000	1.125	02/28/25	511,543
3,000,000	0.500	03/31/25	3,001,172
5,250,000	0.375	04/30/25	5,224,775
1,000,000	0.250	05/31/25	989,649
1,275,000	0.250	06/30/25	1,260,756
1,000,000	2.875	07/31/25	1,092,031
1,000,000	0.250	09/30/25	986,367

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,969,357)			$22,098,661

U.S. Government Agency Obligations – 11.6%
FHLB
$ 600,000	3.000%	12/09/22	$ 623,246
1,775,000	0.500	04/14/25	1,775,717
FHLMC
1,000,000	0.250	06/08/22	1,001,528
1,000,000	0.375	07/21/25	992,729
1,000,000	0.375	09/23/25	991,185
FNMA
500,000	2.000	10/05/22	511,044
1,000,000	0.625	04/22/25	1,004,449
1,500,000	0.500	06/17/25	1,497,602

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,379,494)			$ 8,397,500

Asset-Backed Securities(a) – 1.6%
Home Equity – 0.7%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2 (1M USD LIBOR + 1.080%)
$ 301,327	1.169%	03/25/33	$ 299,549

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1M USD LIBOR + 1.400%)
$ 154,817	1.489%	07/25/34	$ 154,919
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1M USD LIBOR + 0.800%)
58,253	0.889	09/25/34	57,503

			511,971

Other – 0.9%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
128,504	0.989	11/25/34	126,031
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
124,129	2.250	04/25/56	124,536
Towd Point Mortgage Trust Series 2017-2, Class A1(b)(c)
413,403	2.750	04/25/57	418,894

			669,461

TOTAL ASSET-BACKED SECURITIES (Cost $1,133,454)			$ 1,181,432

Agency Debenture – 1.1%
FNMA
$ 750,000	1.625%	10/15/24	$ 779,556

TOTAL AGENCY DEBENTURE (Cost $748,717)			$ 779,656

Shares	Dividend Rate	Value

Investment Company – 11.2%
State Street Institutional US Government Money Market Fund - Premier Class
8,141,676	0.025%	$ 8,141,676
(Cost $8,141,676)

TOTAL INVESTMENTS – 100.0% (Cost $71,345,522)		$72,480,304

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		32,629

NET ASSETS – 100.0%		$72,512,933

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2021.

(b)	Rate shown is that which is in effect on July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2021. Maturity date disclosed is the ultimate maturity.

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.6%
Alabama – 0.9%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$ 1,927,169
1,705,000	5.000		09/01/26	2,088,632

				4,015,801

Alaska – 1.2%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,250,262
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,117,169
1,000,000	5.000		10/01/25	1,189,307
1,000,000	5.000	(a)	10/01/28	1,249,142
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	518,476

				5,324,356

Arizona – 1.3%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,355,930
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,209,533
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,040,753
1,000,000	5.000		06/01/23	1,089,262
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,197,513

				5,892,991

Arkansas – 2.0%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,170,483
1,000,000	4.000		11/01/35	1,178,640
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	384,339
650,000	2.050		09/01/24	671,636
500,000	2.280		09/01/26	522,592
250,000	2.400	(a)	09/01/27	261,741
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	719,677
650,000	3.000		11/01/29	743,113
675,000	3.000	(a)	11/01/30	762,958
690,000	3.000	(a)	11/01/31	773,880
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	640,342
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	739,873
635,000	4.000		03/01/32	724,778

				9,294,052

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 1.9%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
$ 450,000	0.000%		08/01/26	$ 555,567
Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
1,345,000	3.000		08/01/36	1,544,381
San Bernardino County Flood Control District (Refunding) Series 2021 (AA+/Aa1)(a)(b)(c)
5,000,000	0.050		08/01/37	5,000,000
State of California (AA-/Aa2)(a)
1,395,000	5.000		10/01/27	1,507,751

				8,607,699

Colorado – 1.9%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	656,848
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	532,077
850,000	4.000		11/01/32	1,002,707
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000		11/01/23	1,107,400
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	319,368
280,000	2.075		11/01/24	289,581
250,000	2.125		05/01/25	259,015
250,000	2.175		11/01/25	259,789
Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)(c)
2,460,000	0.567		02/01/23	2,455,477
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000		12/01/36	577,522
El Paso County School District No 49 Falcon Cops Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)(d)
1,145,000	4.000		12/15/33	1,418,131

				8,877,915

Connecticut – 2.0%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,269,263
1,000,000	5.000	(a)	07/01/29	1,264,459
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)
560,000	3.250		11/15/24	586,891
830,000	3.750		11/15/27	872,296
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	409,273
450,000	5.000		11/15/28	568,699
450,000	5.000		11/15/29	578,453
385,000	5.000		11/15/30	501,801
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
770,000	1.810		05/15/24	788,249
330,000	1.860		11/15/24	336,263

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – (continued)
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa) (continued)
$ 530,000	1.900%		05/15/25	$ 540,013
765,000	1.950		11/15/25	779,152
500,000	2.090		05/15/26	511,090

				9,005,902

District of Columbia(a)(b)(c) – 0.4%
Metropolitan Washington Airports Authority Series B-REMK (AA+/NR)
2,050,000	0.020		10/01/40	2,050,000

Florida – 1.8%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	995,285
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	801,184
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
750,000	2.000		07/01/27	789,215
695,000	2.050		01/01/28	733,332
725,000	2.100		07/01/28	767,491
735,000	2.125	(a)	01/01/29	776,455
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	786,504
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,203,462
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)(e)
500,000	5.000		07/01/22	522,306

				8,375,234

Georgia – 1.0%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
35,000	5.500		08/01/23	36,522
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,194,680
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	667,890
500,000	5.000		06/15/31	682,195
600,000	5.000	(a)	06/15/32	815,772
700,000	5.000	(a)	06/15/33	948,354

				4,345,413

Idaho(a) – 0.3%
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	615,913
750,000	4.000		07/15/37	920,940

				1,536,853

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – 11.9%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
$ 630,000	4.000%		06/01/28	$ 753,349
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,724,462
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,287,632
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	532,807
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,606,677
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,136,988
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	627,432
1,365,000	3.000	(a)	12/30/38	1,544,933
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	562,189
550,000	3.000		01/01/25	595,472
1,140,000	5.000		01/01/26	1,355,614
525,000	5.000	(a)	01/01/28	649,860
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,915,760
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	574,638
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,874,101
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,233,346
1,000,000	5.000		02/01/25	1,144,878
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,101,216
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,872,090
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,092,028
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000		01/01/24	1,334,669
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	585,315
515,000	4.000		12/15/35	607,117
535,000	4.000		12/15/36	630,189
555,000	4.000		12/15/37	651,728
580,000	4.000		12/15/38	680,191
600,000	4.000		12/15/39	702,206
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000		01/01/24	885,042
765,000	4.000		01/01/25	855,167

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
$ 845,000	4.000%		12/01/23	$ 915,455
685,000	4.000		12/01/24	764,225
735,000	4.000		12/01/25	841,424
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000		12/01/38	1,032,983
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000		12/01/34	1,183,410
1,825,000	4.000		12/01/38	2,144,530
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(f)
4,770,000	0.000		11/01/23	4,748,647
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		12/30/25	910,712
905,000	5.000		12/30/28	1,156,947
960,000	5.000		12/30/29	1,251,888
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000		12/01/30	782,335
700,000	4.000		12/01/31	837,436
700,000	4.000		12/01/32	834,924
725,000	4.000		12/01/33	862,033

				54,384,045

Indiana – 6.9%
Brownsburg 1999 School Building Corp. Series 2021 (NR/NR)(a)(g)
2,000,000	1.500		05/13/22	2,004,907
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000		01/15/34	2,139,546
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,528,674
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	899,224
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000		07/15/32	1,188,377
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	597,766
425,000	5.000		02/01/27	468,869
700,000	5.000		02/01/28	771,282
600,000	5.000		02/01/29	660,556
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	872,015
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	1,038,080
700,000	4.000	(a)	07/01/32	865,085
700,000	4.000	(a)	07/01/36	850,897
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310		04/01/25	530,758

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
$1,955,000	4.000%		07/15/33	$ 2,412,474
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,123,814
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	636,248
400,000	3.000		08/01/35	447,302
700,000	3.000		08/01/37	777,356
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,104,897
Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000		08/01/30	1,875,377
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	991,731
910,000	3.000		08/01/30	1,011,807
940,000	3.000		08/01/31	1,040,211
485,000	4.000		08/01/32	576,256
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	776,549
500,000	5.000		07/15/31	619,202
500,000	5.000		07/15/32	618,183
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,187,658
750,000	5.000		07/15/31	891,102

				31,506,203

Iowa – 1.1%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)(d)
620,000	4.000		06/01/25	703,609
525,000	3.000	(a)	06/01/31	591,522
555,000	3.000	(a)	06/01/32	620,807
Dubuque Community School District Revenue Bonds(Refunding) Series 2021(BAM) (AA/NR)(a)
1,450,000	3.000		07/01/35	1,606,245
1,200,000	3.000		07/01/36	1,323,892

				4,846,075

Kansas(a) – 1.2%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(e)
1,400,000	4.000		09/01/25	1,589,677
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(e)
1,015,000	5.000		09/01/25	1,207,744
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/30	1,254,334
1,000,000	5.000		09/01/31	1,249,705

				5,301,460

Kentucky – 3.6%
Appalachian Regional Healthcare Obligated Group Revenue Bonds(Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	2,244,112
855,000	5.000		07/01/31	1,151,457

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Appalachian Regional Healthcare Obligated Group Revenue Bonds(Refunding) Series 2021 (A/NR) (continued)
$1,275,000	5.000	%(a)	07/01/32	$ 1,712,592
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,153,174
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	490,601
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,207,587
750,000	5.000	(a)	05/01/28	925,370
915,000	5.000	(a)	05/01/29	1,125,279
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	930,361
Kentucky State Property & Building Commission Series 2018 (AA/A2)
885,000	5.000		04/01/28	1,123,393
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,152,561
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
590,000	5.000		06/01/22	612,482
610,000	5.000		06/01/23	659,761
690,000	5.000		06/01/24	778,630
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,299,398

				16,566,758

Louisiana – 1.1%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	543,476
530,000	4.000		03/01/25	595,756
550,000	4.000		03/01/26	634,258
570,000	4.000		03/01/27	675,438
450,000	4.000	(a)	03/01/28	533,141
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	918,891
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,163,429

				5,064,389

Maine – 2.5%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	1,138,608
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,968,796
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,375
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,357,950
835,000	2.050		11/15/25	882,460
1,000,000	2.100		11/15/26	1,067,717

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
$ 840,000	2.150%		11/15/29	$ 890,345
870,000	2.250		11/15/30	917,190
905,000	2.350		11/15/31	953,649
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	154,474
470,000	5.000		01/01/24	521,296
215,000	5.000	(a)	01/01/34	249,965
330,000	5.000	(a)	01/01/35	383,148

				11,600,973

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,110,687

Massachusetts – 0.5%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	961,950
710,000	1.900		12/01/32	711,360
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
300,000	3.050		06/01/22	305,620
310,000	3.250		06/01/23	319,631

				2,298,561

Michigan – 6.3%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	825,659
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	526,863
1,475,000	2.000		11/01/25	1,562,349
500,000	2.000		05/01/26	529,815
1,875,000	2.000		11/01/26	1,995,889
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	566,560
495,000	5.000		07/01/32	626,207
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	481,942
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,723,727
1,375,000	4.000		12/01/30	1,573,741
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,025,092
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,185,456
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,817,892
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,191,145
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(e)
750,000	5.000		05/01/25	881,459

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A+/A1)(a)
$1,215,000	5.000%		08/01/31	$ 1,381,673
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,905,768
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	532,856
1,000,000	2.866		10/01/25	1,070,753
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	420,996
470,000	2.550	(a)	04/01/28	499,733
410,000	2.600	(a)	10/01/28	435,775
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,068,157
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,336,779
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	862,701
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	729,170
Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
1,000,000	3.000		05/01/33	1,145,794

				28,903,951

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
290,000	1.700		07/01/26	299,875

Mississippi – 1.3%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,801,259
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000		04/01/34	687,554
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
300,000	5.000		11/01/29	374,274
400,000	5.000		11/01/30	498,919
500,000	5.000		11/01/31	623,812
400,000	5.000		11/01/32	499,291
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,251,508

				5,736,617

Missouri – 1.6%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(e)
500,000	5.000		04/01/22	516,391

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
$2,300,000	5.000%		12/01/26	$ 2,657,390
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
1,155,000	5.000		03/01/27	1,427,588
St Charles School District GO Bonds Series 2021 (AA+/NR)(a)
700,000	3.000		03/01/34	779,916
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,000,000	2.125		04/01/39	2,005,291

				7,386,576

Nebraska – 0.4%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,865,376
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	37,166

				1,902,542

Nevada – 1.4%
City of Las Vegas NV GO Series C (AA/Aa2)(a)
1,335,000	4.000		06/01/29	1,587,244
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	5,027,534

				6,614,778

New Jersey – 2.7%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	820,405
500,000	4.000		06/15/27	594,909
500,000	4.000	(a)	06/15/28	592,511
760,000	4.000	(a)	06/15/29	895,689
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
645,000	3.150		06/15/25	679,528
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(f)
1,255,000	0.000		12/15/26	1,201,864
New Jersey Transportation Trust Fund Authority Revenue Bonds (Refunding-Highway Reimbursment-Garvee NTS) Series A (A+/Baa1)(a)
1,500,000	5.000		06/15/31	1,774,596
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,545,396
1,530,000	4.000		12/01/23	1,665,412
690,000	4.000		12/01/26	807,556
705,000	4.000		12/01/27	841,754
730,000	4.000	(a)	12/01/28	865,896

				12,285,516

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico(a) – 1.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
$ 845,000	4.000%		06/01/29	$ 976,408
500,000	4.000		06/01/30	576,554
500,000	4.000		06/01/33	573,619
The University of New Mexico Series 2001 (AA-/Aa3)(b)(c)
4,265,000	0.020		06/01/26	4,265,000
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
1,685,000	2.250		06/01/27	1,809,758

				8,201,339

New York(a) – 0.2%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	554,777
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	251,285

				806,062

North Carolina – 1.2%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	982,658
1,750,000	3.000		06/01/36	1,976,206
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,005,000	3.200		01/01/29	1,113,305
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
330,000	4.000		06/01/22	339,292
350,000	4.000		06/01/23	372,524
480,000	4.000	(a)	06/01/25	509,417

				5,293,402

Ohio – 7.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	1,006,586
960,000	4.000		12/01/31	1,084,289
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	625,999
Cloverleaf Local School District COPS Certificates of Participation Series 2021 BAM (AA/A1)(a)
650,000	2.500		12/01/50	659,916
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,559,320
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	433,089
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	935,316
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	966,931
1,115,000	5.000	(a)	10/01/28	1,404,243

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
$ 630,000	4.000%		12/01/26	$ 700,833
500,000	4.000		12/01/29	555,561
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	861,083
2,245,000	4.000		12/01/36	2,658,292
2,170,000	4.000		12/01/37	2,563,605
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,257,599
1,045,000	5.000		12/01/27	1,319,311
Ohio Higher Educational Facility Commission (Refunding-Cleveland Health System) Series 2013 (AA/Aa2)(a)(b)(c)
5,000,000	0.010		01/01/39	5,000,000
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a)
1,000,000	5.000		05/01/27	1,158,678
1,000,000	5.000		05/01/28	1,156,872
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,116,581
Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,068,944
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	432,824
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,194,206
1,060,000	4.000		12/01/31	1,261,474
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	797,924

				32,779,476

Oklahoma – 1.5%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	992,695
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,614,330
1,770,000	4.000	(a)	12/01/30	2,121,130
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,342,403

				7,070,558

Pennsylvania – 11.9%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,961,520
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,442,258
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,232,062

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
$1,500,000	4.000%	02/15/22	$ 1,529,690
1,790,000	4.000	02/15/23	1,885,416
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,983,406
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,344,406
Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	902,017
1,300,000	3.000	10/15/36	1,468,676
Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	1,139,098
Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,000,000	3.000	04/01/34	1,105,461
1,400,000	3.000	04/01/35	1,543,303
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/A1)
500,000	5.000	06/01/26	596,137
525,000	5.000	06/01/27	640,330
525,000	5.000	06/01/28	652,925
535,000	5.000	06/01/29	677,006
425,000	5.000	06/01/30	545,789
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082	03/01/24	1,278,656
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)(d)
475,000	4.000	08/15/42	550,349
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	832,728
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000	06/01/29	1,805,109
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355	12/01/26	358,531
400,000	2.533	12/01/27	432,245
350,000	2.633	12/01/29	380,311
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000	12/01/35	3,835,761
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000	12/01/26	577,513
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000	09/01/36	1,180,146
Phoenixville Area School District GO Bonds (Refunding) Series 2020 (NR/Aa2)
1,045,000	3.000	11/15/21	1,053,452
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000	11/15/27	1,331,525

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
$1,390,000	4.000%		02/15/27	$ 1,557,759
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,238,004
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	2,024,185
1,610,000	2.000		09/01/29	1,666,190
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	285,336
225,000	5.000		05/01/29	291,761
400,000	5.000		05/01/30	527,185
375,000	5.000		05/01/31	504,191
325,000	4.000	(a)	05/01/32	395,718
325,000	4.000	(a)	05/01/33	394,312
300,000	4.000	(a)	05/01/34	362,692
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,228,071
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	626,053
520,000	4.000		07/01/27	619,287
400,000	5.000	(a)	07/01/28	494,894
500,000	4.000	(a)	07/01/33	575,895
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,144,178
2,205,000	4.000	(a)	11/01/29	2,482,924
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	757,250
840,000	4.000	(a)	05/15/27	979,075
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	757,688

				54,178,474

Rhode Island(a) – 1.2%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
1,600,000	5.000		11/01/30	2,068,651
760,000	4.000		11/01/32	918,788
980,000	4.000		11/01/33	1,181,443
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,241,512

				5,410,394

South Carolina – 0.2%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,149,339

South Dakota – 1.1%
South Dakota Board of Regents Housing & Auxiliary Facilities System Series 2017 (NR/Aa3)(a)
2,000,000	5.000		04/01/30	2,497,713
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	31,857

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Dakota – (continued)
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
$ 750,000	5.000%		09/01/23	$ 823,798
825,000	5.000		09/01/24	940,253
605,000	5.000		09/01/25	713,998

				5,007,619

Tennessee – 0.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	638,472
600,000	5.000	(a)	07/01/29	763,263
500,000	5.000	(a)	07/01/30	631,995
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
525,000	3.500		07/01/27	529,721
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
225,000	4.050		01/01/38	237,637

				2,801,088

Texas – 9.1%
Arlington Higher Education Finance Corp. Revenue Bonds (Harmony Public Schools) Series 2021 (PSF-GTD) (AAA/Aaa)(a)(d)
2,590,000	3.000		02/15/32	2,957,636
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,203,751
1,000,000	4.000		08/15/31	1,199,284
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	858,186
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	629,117
485,000	4.000		12/01/32	563,994
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,246,686
1,000,000	4.000		08/15/34	1,266,219
1,000,000	4.000		08/15/35	1,260,623
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000		09/01/27	1,102,103
980,000	5.000		09/01/28	1,159,173
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	1,105,752
City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000		02/15/26	2,409,111
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,305,621
900,000	5.000		07/01/30	1,194,250
1,200,000	5.000		07/01/31	1,618,733
1,000,000	5.000	(a)	07/01/32	1,339,911

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
$2,500,000	4.000%	08/15/28	$ 2,985,318
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,289,168
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,144,591
Forney Independent School District GO Bonds Series A (AAA/NR)(a)
1,950,000	3.000	02/15/46	2,150,764
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	349,600
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,128,324
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
1,000,000	0.000	02/15/25	903,894
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250	08/15/26	921,199
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,047,037
870,000	4.000	09/01/32	1,033,396

			41,373,441

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000	07/01/26	1,215,979
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	615,661

			1,831,640

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	336,379
400,000	5.000	06/15/25	462,569
400,000	5.000	06/15/26	475,113
780,000	5.000	06/15/27	948,272
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	499,089
455,000	5.000	06/15/30	574,760
475,000	5.000	06/15/31	607,207

			3,903,389

Washington(a) – 1.1%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(b)(c)
1,505,000	0.020	07/01/32	1,505,000
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A-/A1)
900,000	3.600	06/01/26	945,140
Washington State GO Bonds (Built America) Series D (AA+/Aaa)
1,485,000	4.586	08/01/21	1,485,000

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – (continued)
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
$ 495,000	5.000%	08/15/27	$ 585,497
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	192,305
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
350,000	3.450	12/01/30	369,313

			5,082,255

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,550,989

Wisconsin(a) – 0.8%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	609,133
765,000	4.000	03/01/31	889,822
540,000	4.000	03/01/32	625,610
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,349,448

			3,474,013

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $419,380,233)			$445,048,700

Shares	Dividend Rate		Value

Corporate Obligations(a) – 1.2%
Healthcare-Services – 1.2%
Sutter Health (A/A1)
4,700,000	3.695%	08/15/28	$ 5,293,658

TOTAL CORPORATE OBLIGATIONS (Cost $5,055,038)			$ 5,293,658

Investment Company – 2.1%
State Street Institutional US Government Money Market Fund - Premier Class (NR/NR)
9,827,294	0.025%		$ 9,827,294
(Cost $9,827,294)

TOTAL INVESTMENTS – 100.9% (Cost $434,262,565)			$460,169,652

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(3,965,125)

NET ASSETS – 100.0%			$456,204,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2021.

(c)	Rate shown is that which is in effect on July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	All or portion represents a forward commitment.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.3%
California(a) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
$2,000,000	0.000%		07/01/27	$ 1,864,852
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000		08/01/28	2,899,823
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000		08/01/29	2,150,881

				6,915,556

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,317,160

Illinois(b) – 3.2%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250		05/15/39	2,705,451
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	3,187,097
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125		02/01/30	2,151,623
Village of Westchester IL County GO Bonds Series 2021 (AA/A2)
1,980,000	4.000		12/01/40	2,313,835
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	592,988
500,000	4.000		12/01/35	591,868
500,000	4.000		12/01/36	590,853
515,000	4.000		12/01/37	606,927

				12,740,642

Indiana – 1.1%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(b)
2,000,000	4.000		01/15/35	2,361,241
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	561,279
860,000	3.000		08/01/28	961,040
500,000	3.000	(b)	08/01/33	550,534

				4,434,094

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,594,003

Maine(b) – 1.3%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	3,145,241

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine(b) – (continued)
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)
$1,700,000	3.000%		11/01/35	$ 1,962,541

				5,107,782

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,857,560
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	3,141,646

				4,999,206

Missouri – 87.5%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
760,000	4.000		08/15/28	898,662
645,000	4.000		08/15/29	757,612
825,000	4.000		08/15/30	962,010
555,000	4.000		08/15/31	645,081
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (NR/Aa2)(b)(c)
1,000,000	5.000		10/01/22	1,057,330
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(b)
1,150,000	4.000		03/01/39	1,438,141
1,000,000	4.000		03/01/40	1,248,938
750,000	4.000		03/01/41	934,095
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000		03/01/27	2,043,945
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000		10/01/33	2,328,385
1,655,000	4.000		10/01/34	1,858,850
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000		06/01/26	780,079
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000		03/01/31	1,081,227
750,000	4.000		03/01/37	886,459
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	615,596
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(b)
1,415,000	4.000		10/01/36	1,606,438
1,735,000	4.000		10/01/38	1,950,894
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,821,273
1,850,000	4.000	(b)	10/01/30	2,192,824
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(b)
505,000	3.000		10/01/30	570,386
520,000	3.000		10/01/31	583,608
550,000	3.000		10/01/33	611,686
570,000	3.000		10/01/34	631,209
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(b)
1,095,000	4.000		03/01/31	1,258,729
1,230,000	4.000		03/01/34	1,398,751
750,000	4.000		03/01/37	844,837

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(b) (continued)
$ 530,000	4.000%		03/01/40	$ 593,647
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(b)
1,000,000	5.000		04/01/35	1,317,653
760,000	5.000		04/01/36	997,987
1,435,000	5.000		04/01/37	1,878,690
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000		03/01/34	1,144,023
1,000,000	4.000		03/01/35	1,140,630
1,000,000	4.000		03/01/36	1,136,066
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000		03/01/33	1,146,115
1,000,000	4.000		03/01/34	1,144,023
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(b)
1,735,000	4.000		03/01/30	2,047,954
Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,361,884
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000		10/01/42	533,025
County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	587,456
505,000	5.000		09/01/25	595,757
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(b)
3,370,000	5.000		03/01/36	3,884,099
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,263,728
1,100,000	4.000	(b)	04/01/28	1,288,841
County of Greene MO Certificate of Participation Series 2018 (NR/Aa3)(b)
1,000,000	4.000		09/01/31	1,195,091
County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,637,228
1,240,000	3.000		10/01/26	1,386,647
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,495,072
1,215,000	5.000		12/01/25	1,445,614
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,345,230
1,200,000	4.000		03/01/33	1,400,697
625,000	4.000		03/01/34	727,935
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	880,294
830,000	5.000	(b)	04/01/30	1,068,884
905,000	5.000	(b)	04/01/31	1,158,178
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,113,113
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(b)
715,000	4.000		12/30/32	892,913
1,780,000	3.000		12/30/33	2,012,007

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
$1,130,000	5.000%		09/01/36	$ 1,417,474
1,000,000	5.000		09/01/37	1,251,504
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,420,311
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,068,509
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,068,241
985,000	4.000		03/01/32	1,158,090
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
350,000	5.625		03/01/25	351,178
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,918,027
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,321,889
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,500,000	4.000		03/01/30	1,726,485
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(b)
1,500,000	3.250		03/01/38	1,742,692
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	610,921
875,000	3.000		04/01/23	914,750
500,000	3.000		04/01/24	534,200
960,000	3.000	(b)	04/01/26	1,022,808
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	547,940
900,000	4.000		05/01/25	1,013,705
700,000	4.000	(b)	05/01/27	810,839
630,000	4.000	(b)	05/01/29	724,064
675,000	4.000	(b)	05/01/30	775,535
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	997,225
580,000	4.000		03/01/30	681,146
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,000,000	5.500		03/01/35	1,329,289
1,000,000	5.500		03/01/36	1,327,173
Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	602,657
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(b)
475,000	3.000		04/15/28	488,061
575,000	3.250		04/15/30	590,878
550,000	3.300		04/15/31	564,834
700,000	3.375		04/15/32	719,392

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
$ 550,000	4.000%		03/01/22	$ 562,604
525,000	4.000		03/01/23	557,735
480,000	4.000		03/01/24	524,186
100,000	3.000		03/01/27	112,497
200,000	4.000	(b)	03/01/30	239,128
165,000	4.000	(b)	03/01/31	197,176
180,000	4.000	(b)	03/01/32	214,612
200,000	4.000	(b)	03/01/33	238,002
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,350,333
1,365,000	4.000	(b)	03/01/28	1,620,490
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(b)
1,000,000	5.000		12/01/25	1,157,490
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(b)
1,345,000	4.000		12/01/26	1,556,719
1,455,000	4.000		12/01/28	1,675,413
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(b)
595,000	4.250		12/01/23	626,219
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa2)(b)
500,000	4.350		12/01/23	506,438
820,000	4.500		12/01/24	830,577
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(b)
675,000	4.000		03/01/31	829,264
1,575,000	4.000		03/01/32	1,918,369
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(b)
1,220,000	4.000		04/01/35	1,425,307
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,272
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,801,769
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(b)
585,000	3.000		04/01/29	656,701
605,000	3.000		04/01/30	672,654
420,000	3.000		04/01/31	462,584
460,000	3.000		04/01/33	503,050
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,084,971
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
480,000	2.200		02/15/23	488,754
450,000	2.318		02/15/24	462,751
500,000	2.378		02/15/25	516,576
1,020,000	2.558		02/15/26	1,065,523
815,000	2.844		02/15/28	859,190
825,000	2.894		02/15/29	867,246
Joplin MO Schools GO Buildings–Series 2020 (AA+/NR)(b)
3,285,000	3.000		03/01/35	3,607,576

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa3)(b)
$5,425,000	4.500%		02/01/24	$ 5,541,042
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	3,217,693
1,370,000	5.000		03/01/29	1,776,055
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(b)
2,130,000	5.500		09/01/29	2,138,700
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,114,948
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A2)(b)
760,000	5.000		09/01/31	762,650
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,261,124
1,000,000	5.000	(b)	09/01/31	1,247,686
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,103,807
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
940,000	4.000		03/01/28	1,105,768
1,055,000	4.000		03/01/29	1,236,369
500,000	4.000		03/01/30	582,441
Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(b)
1,000,000	3.000		03/01/40	1,075,542
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(b)
3,000,000	2.514		05/01/28	3,249,871
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)(c)
485,000	5.000		05/01/22	502,904
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,056,848
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	737,753
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000		01/01/31	3,467,562
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	409,593
425,000	5.000		04/01/31	438,351
475,000	5.000		04/01/32	489,931
500,000	5.000		04/01/33	515,708
500,000	5.000		04/01/34	515,664
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,115,574
635,000	2.000		04/01/27	664,084

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
$ 800,000	4.000%		04/01/28	$ 877,182
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(b)
595,000	5.000		01/01/30	686,547
775,000	5.000		01/01/31	893,769
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
400,000	3.500		10/01/21	402,223
1,850,000	5.250	(b)(c)	10/01/21	1,865,556
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,550,331
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	706,779
640,000	5.000		10/01/26	776,894
2,030,000	5.000		10/01/27	2,531,065
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	837,666
800,000	5.000		09/01/38	994,456
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,644,704
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,862,688
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,128,022
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (NR/NR)(b)(c)
2,270,000	5.000		12/01/21	2,305,831
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000		12/01/31	1,551,031
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
950,000	5.000		06/01/34	1,173,023
1,100,000	5.000		06/01/37	1,351,087
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/33	1,407,477
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/39	1,403,262

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
$ 490,000	2.400%		11/01/30	$ 518,221
470,000	2.500		05/01/31	502,604
490,000	2.550		11/01/31	524,794
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
495,000	3.550		11/01/30	516,523
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
410,000	2.000		11/01/21	411,556
370,000	3.050	(b)	11/01/28	405,055
325,000	3.150	(b)	11/01/29	354,555
370,000	3.250	(b)	11/01/30	403,669
Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000		11/15/32	4,317,613
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A2)(b)(c)
2,835,000	4.000		04/01/22	2,907,283
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(b)
1,465,000	3.000		04/01/39	1,560,561
1,000,000	3.000		04/01/41	1,061,016
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
500,000	4.000		03/01/33	586,895
800,000	4.000		03/01/34	937,454
North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(b)
2,445,000	3.000		03/01/30	2,779,386
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000		06/01/26	2,832,677
2,925,000	4.000		06/01/27	3,012,960
1,000,000	4.000		06/01/28	1,030,110
Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000		09/01/44	544,300
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000		03/01/30	1,060,368
1,000,000	4.000		03/01/34	1,058,516
1,500,000	4.000		03/01/35	1,586,302
Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(b)
1,995,000	5.000		03/01/33	2,735,899
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000		04/01/23	1,026,123
550,000	4.000		04/01/28	563,939
800,000	4.000		04/01/29	819,219
1,475,000	4.000		04/01/30	1,512,480
Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150		07/01/27	229,615
410,000	3.450		07/01/32	417,188
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,821,265

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
$ 500,000	5.000%		07/01/27	$ 628,662
1,000,000	5.000		07/01/28	1,287,790
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
3,000,000	4.000		04/01/23	3,078,369
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000		04/01/23	1,333,960
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	604,004
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,492,709
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,840,899
1,220,000	5.000	(b)	07/01/28	1,515,786
1,400,000	5.000	(b)	07/01/30	1,739,512
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(b)
1,000,000	4.000		05/01/26	1,065,231
1,405,000	4.000		05/01/27	1,495,912
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,316,601
1,340,000	5.000	(b)	04/01/23	1,383,587
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(b)
470,000	4.000		11/01/34	564,535
475,000	4.000		11/01/35	569,627
815,000	4.000		11/01/36	975,683
845,000	4.000		11/01/37	1,009,156
920,000	4.000		11/01/38	1,096,599
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(b)
2,850,000	2.125		04/01/39	2,857,539
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(b)
1,570,000	3.000		07/15/32	1,796,300
1,615,000	3.000		07/15/33	1,837,553
1,665,000	3.000		07/15/34	1,885,799
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,143,890
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,267,462
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(b)
1,000,000	4.000		04/01/35	1,159,794
2,000,000	4.000		04/01/36	2,313,294
2,515,000	4.000		04/01/37	2,898,871
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	1,968,464
1,930,000	4.000		04/01/26	2,046,204
2,010,000	4.000		04/01/27	2,130,024

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
$1,000,000	4.000%		03/01/32	$ 1,124,150
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,776,998
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(b)
1,280,000	5.000		07/01/23	1,335,761
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
800,000	3.000		04/01/22	815,152
800,000	3.000	(b)	04/01/23	814,052
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,332,042
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,536,972
1,390,000	5.000		04/15/26	1,671,898
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,115,735
2,595,000	4.000	(b)	02/15/35	2,904,956
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(b)
1,900,000	3.000		03/15/39	2,044,296
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,154,148
1,000,000	4.000		04/01/30	1,153,755
Stone County MO Reorganized School District No. 4 (Refunding - MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,985,453
1,840,000	4.000		03/01/34	2,113,948
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(b)
865,000	3.000		06/01/25	916,291
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,041,964
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	406,308
535,000	4.000		03/01/26	619,323
555,000	4.000		03/01/27	657,999
450,000	4.000	(b)	03/01/35	516,198
500,000	4.000	(b)	03/01/37	567,424
755,000	4.000	(b)	03/01/39	854,138
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(b)
500,000	3.000		03/01/36	543,478
560,000	3.000		03/01/37	607,513
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(b)
2,400,000	4.000		03/01/38	2,806,279
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	597,903
890,000	4.000		03/01/33	1,061,609
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,314,985

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1) (continued)
$1,000,000	4.000	%(b)	08/01/26	$ 1,135,404
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,870,367
2,095,000	0.000		03/01/27	1,888,596
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,684,494
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(b)
1,810,000	4.000		04/01/32	2,023,551
1,800,000	4.000		04/01/33	2,010,104
1,800,000	4.000		04/01/34	2,007,132
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
565,000	5.000		04/01/24	634,483
990,000	4.000	(b)	04/01/25	1,083,815

				346,084,416

North Dakota(b) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,447,170
320,000	3.150		01/01/36	335,667

				2,782,837

Ohio(b) – 1.0%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,535,592
Northeast Ohio Regional Sewer District Revenue Bonds (Refunding) Series 2019 (AA+/Aa1)
2,000,000	3.000		11/15/38	2,257,289

				3,792,881

Texas(b)(d) – 0.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds Series 2021 (PSF-GTD) (AAA/Aaa)
1,700,000	3.000		02/15/32	1,941,306

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $370,327,740)				$392,709,883

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund - Premier Class
731,606	0.025%	$ 731,606
(Cost $731,606)

TOTAL INVESTMENTS – 99.5% (Cost $371,059,346)		$393,441,489

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		1,871,089

NET ASSETS – 100.0%		$395,312,578

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
Non-ACE	— Non-Adjust Current Earnings
Non-AMT	— Non-Alternative Minimum Tax
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.9%
Alabama(a) – 0.6%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%		12/01/35	$ 1,126,416

California(b) – 2.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000		07/01/27	624,726
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,823,788
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,243,393

				4,691,907

Georgia(a) – 0.5%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	1,005,802

Illinois(a) – 2.0%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)
415,000	3.500		08/01/31	415,000
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,172,281
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,995,643

				3,582,924

Indiana(a) – 1.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	519,473
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)
550,000	3.000		08/01/34	603,039
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000		07/15/30	1,262,028

				2,384,540

Kansas – 86.1%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,647,151
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	691,168
585,000	5.000		09/01/28	736,202
415,000	5.000	(a)	09/01/29	534,559
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	914,601

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
$ 900,000	5.000%		09/01/23	$ 985,595
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,617,100
1,600,000	3.000		09/01/34	1,839,871
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,185,153
500,000	4.000		09/01/31	588,732
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,593,223
1,305,000	4.000	(a)	09/01/28	1,558,029
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,142,373
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	707,183
600,000	4.000		12/01/29	715,343
650,000	4.000		12/01/30	768,786
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	785,370
740,000	4.000	(a)	09/01/28	888,354
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
300,000	3.000		09/01/21	300,659
305,000	3.000		09/01/22	314,127
525,000	3.000		09/01/23	554,350
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,411,097
1,000,000	3.000		11/01/30	1,115,247
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (NR/NR)(a)(c)
2,000,000	5.000		11/15/22	2,124,045
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	596,111
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	549,267
350,000	3.000		10/01/28	385,647
300,000	3.000		10/01/29	328,787
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	639,083
445,000	3.000		08/01/28	501,827
525,000	3.000		08/01/29	589,016
650,000	3.000		08/01/32	732,381
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,081,486
City of Wichita KS GO Bonds (Refunding & Improvement) Series 2020-32 (SP-1+/MIG1)
3,000,000	3.500		10/15/21	3,021,142
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,747,530
1,000,000	5.000		08/01/44	1,245,315
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	415,928

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
$1,010,000	4.000%	09/01/29	$ 1,245,061
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,778,441
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000	09/01/25	2,939,041
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000	09/01/29	1,159,222
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000	12/01/26	439,817
310,000	5.000	12/01/37	368,289
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(c)
865,000	3.661	09/01/25	948,752
Goddard KS GO Bonds Series 2019-1 (SP-1+/NR)(a)
1,000,000	3.000	12/01/22	1,009,161
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,180,657
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,223,317
1,000,000	3.500	(a) 09/01/30	1,104,333
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,153,577
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,385,507
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000	09/01/23	1,040,458
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,532,889
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,698,351
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000	09/01/27	501,880
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,165,174
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,167,911
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	738,305
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(c)
1,000,000	4.000	10/01/25	1,154,234

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (NR/NR)(a)(c)
$ 825,000	5.500%		09/01/21	$ 828,443
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	602,295
600,000	5.000		09/01/34	602,295
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
700,000	4.000		04/01/22	717,456
945,000	4.000		04/01/23	1,002,118
545,000	4.000		04/01/24	596,230
1,000,000	4.000		04/01/25	1,123,111
350,000	4.000		04/01/26	402,856
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450		04/01/27	635,660
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
2,770,000	5.000		11/15/32	2,875,038
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000		05/01/31	2,018,856
Kansas Development Finance Authority Revenue Bonds (Refunding-Wichita State University Project) Series L (NR/Aa3)(a)
2,685,000	3.000		06/01/35	2,997,002
Kansas Economic Development Authority Revenue Bonds Series 2020-T (A+/A1)
4,000,000	5.000		12/01/21	4,063,494
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000		09/01/29	1,481,535
1,110,000	5.000		09/01/34	1,311,876
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	2,042,367
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,159,956
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000		04/01/30	1,078,932
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,715,000	5.000		07/01/32	2,128,209
1,335,000	4.000		07/01/37	1,545,463
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(c)	09/01/26	590,387
1,165,000	4.000		09/01/31	1,353,631
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000		09/01/22	520,667
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,164,011
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,222,555

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
$ 500,000	3.000%		09/01/38	$ 549,373
250,000	3.000		09/01/39	273,955
380,000	3.000		09/01/40	415,473
400,000	3.000		09/01/41	436,146
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,630,752
1,180,000	3.000		09/01/28	1,234,073
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	631,855
350,000	3.000		09/01/38	385,055
575,000	3.000		09/01/41	628,973
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)(c)
1,930,000	4.000		09/01/22	2,010,845
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	192,012
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	2,020,700
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(c)
1,885,000	5.000		09/01/25	2,242,953
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,241,131
1,000,000	4.000		10/01/31	1,256,430
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	1,057,042
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(c)	09/01/24	1,674,314
800,000	4.000		09/01/25	891,445
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,634,292
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,518,289
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	337,461
715,000	4.000	(a)	09/01/29	856,362
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	1,008,744
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	450,497
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,053,217
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,182,790
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(c)
700,000	4.000		09/01/25	804,584

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
$ 485,000	4.000%		09/01/30	$ 551,410
1,000,000	4.000		09/01/31	1,135,690
1,065,000	5.000		09/01/32	1,254,177
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	448,688
450,000	3.000		09/01/23	476,896
490,000	3.000		09/01/25	542,566
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	712,722
650,000	4.000		09/01/30	766,552
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,942,740
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	1,033,029
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,261,124
1,250,000	5.000	(a)	09/01/32	1,562,919
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,915,664
1,930,000	5.000	(a)	09/01/48	2,365,705
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
460,000	3.000		07/01/22	472,017
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	567,724
515,000	4.000		07/01/27	607,118
555,000	4.000		07/01/29	671,191
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	701,428
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	1,073,635
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,247,642
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	463,201
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,867,480
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000		09/01/22	552,645
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,141,031
1,000,000	4.250		09/01/39	1,104,530
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	1,070,412

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
$ 500,000	5.500%	09/01/26	$ 623,766

			157,303,123

Michigan(a) – 1.0%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,819,336

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,090,609

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,126,098

Texas(a) – 1.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,196,251
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,255,161

			2,451,412

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	719,521
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	529,960

			1,249,481

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,154,239

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $168,137,657)			$178,985,887

Shares	Dividend Rate	Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund - Premier Class
1,992,130	0.025%	$ 1,992,130
(Cost $1,992,130)

TOTAL INVESTMENTS – 99.0% (Cost $170,129,787)		$180,978,017

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,761,253

NET ASSETS – 100.0%		$182,739,270

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PSF-GTD	— Guaranteed by Permanent School Fund

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2021:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$225,912,045	$—	$—
Exchange Traded Fund	7,002,467	—	—
Investment Company	46,979	—	—
Total	$232,961,491	$—	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$331,481,685	$—	$—
Exchange Traded Fund	7,198,650	—	—
Investment Company	1,182,204	—	—
Total	$339,862,539	$—	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$317,078,581	$—	$—
Exchange Traded Fund	5,482,491	—	—
Investment Company	222,613	—	—
Total	$322,783,685	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$1,078,902	$613,481,367	$—
Mortgage-Backed Obligations	—	131,559,292	—
Asset-Backed Securities	—	213,228,545	—
Municipal Bond Obligations	—	113,644,537	—
U.S. Treasury and/or Other U.S. Government Agencies	93,127,089	28,619,237	—
Investment Company	13,194,768	—	—
Total	$107,400,759	$1,100,532,978	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,181,432	$—
Mortgage-Backed Obligations	—	31,881,479	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	22,098,661	9,177,056	—
Investment Company	8,141,676	—	—
Total	$30,240,337	$42,239,967	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$445,048,700	$—
Corporate Obligations	—	5,293,658	—
Investment Company	9,827,294	—	—
Total	$9,827,294	$450,342,358	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$392,709,883	$—
Investment Company	731,606	—	—
Total	$731,606	$392,709,883	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$178,985,887	$—
Investment Company	1,992,130	—	—
Total	$1,992,130	$178,985,887	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments. This may impair a Fund’s liquidity or cause a deterioration in the Fund’s NAV. In addition, a Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. Changing interest rates may have unpredictable effects on the markets and on a Fund’s investments. Recent and any future declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, a change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.